GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Goodwill [Line Items]
Goodwill impairment charge	$ 0		$ 0	$ 585	$ 0
Amortization expense	$ 25		$ 28	72	$ 82
Agriculture
Goodwill [Line Items]
Impairment of intangible assets		$ 65
Dealer networks
Goodwill [Line Items]
Impairment of intangible assets		27
Agriculture
Goodwill [Line Items]
Percentage of fair value in excess of carrying value						143.00%
Goodwill impairment charge				0
Construction
Goodwill [Line Items]
Percentage of fair value in excess of carrying value						28.00%
Goodwill impairment charge		$ 585		585
Commercial and Specialty Vehicles
Goodwill [Line Items]
Percentage of fair value in excess of carrying value						43.00%
Goodwill impairment charge				$ 0